Subsequent Events (Narrative) (Details) € in Thousands, $ in Thousands, ₪ in Millions			12 Months Ended
	Feb. 01, 2023 EUR (€)	Feb. 01, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Mar. 14, 2023 USD ($)
Disclosure of classes of share capital [line items]
Issue of equity			$ 4,221	€ 8,682	$ 552	€ 21,275
Series E Secured Debentures [Member]
Disclosure of classes of share capital [line items]
Issue of equity	€ 58,500	₪ 220
Issuance expenses	€ 56,000	₪ 218
Debentures Fixed Interest Rate	6.05%	6.05%
Minimum [Member] | Joint Development Agreement [Member]
Disclosure of classes of share capital [line items]
Estimated capital costs of the First Projects							$ 25,000
Estimated share of the capital costs of the First Projects.							18,000
Maximum [Member] | Joint Development Agreement [Member]
Disclosure of classes of share capital [line items]
Estimated capital costs of the First Projects							27,000
Estimated share of the capital costs of the First Projects.							$ 20,000